UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00995

Carlyle Secured Lending, Inc.

(Name of Registrant)

One Vanderbilt Avenue, Suite 3400

New York, New York 10017

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, and provides the information set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1) Title of the class of securities of Carlyle Secured Lending, Inc. (the “Company”) to be redeemed:

8.20% Notes due 2028 (CUSIP: 872280201; ISIN: US8722802019; NASDAQ: CGBDL) (the “2028 Notes”)

(2) Date on which the securities are to be redeemed:

The 2028 Notes will be redeemed on December 1, 2025.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The 2028 Notes are being voluntarily redeemed pursuant to (i) Section 11.01 of the Indenture, dated as of November 20, 2023 (the “Base Indenture”), between the Company and U.S. Bank Trust Company, National Association, as successor trustee to The Bank of New York Mellon Trust Company, N.A. as trustee (the “Trustee”), and (ii) Sections 1.01(h) and 3.01 of the First Supplemental Indenture, dated as of November 20, 2023 (the “First Supplemental Indenture”), between the Company and the Trustee.

(4) The principal amount to be redeemed and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem 100% of the outstanding 2028 Notes ($85,000,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 31st day of October, 2025.

CARLYLE SECURED LENDING, INC.

By:	/s/ Nelson Joseph
Name:	Nelson Joseph
Title:	Chief Accounting Officer